Property and equipment, net (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 22,369	$ 42,471	$ 44,868
Less: accumulated depreciation	(17,597)	(35,464)	(29,515)
Total	4,772	7,007	15,353
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,791	5,352	22,690
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 16,578	$ 37,119	$ 22,178